Balances and Transactions with Related Parties (Details 1) - Gilad Yavetz [Member] Annual_Bonus in Thousands	12 Months Ended
	Dec. 31, 2023 ILS (₪) Annual_Bonus		Dec. 31, 2023 USD ($) Annual_Bonus
Two Thousands Twenty One Effective Beginning From Date Of Meetings [Member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation	₪ 86,600	[1],[2]	$ 26,800	[1],[2]
Number Of Annual Bonus Salaries Subject To Fulfillment Of Targets	6	[2]	6	[2]
Two Thousands Twenty One Additional Special Compensation [Member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation	₪ 150,000		$ 46,500
Two Thousands Twenty Two [Member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation	₪ 95,000		$ 28,300
Number Of Annual Bonus Salaries Subject To Fulfillment Of Targets	8	[2]	8	[2]
Two Thousands Twenty Three [Member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation	₪ 105,000		$ 29,800
Number Of Annual Bonus Salaries Subject To Fulfillment Of Targets	9	[2]	9	[2]

[1]	Represents the average salary for 2021.
[2]	The bonus amount may reach a level of 125% (i.e., above the foregoing salaries limit), subject to excellence targets which will be defined.